NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information Of Operating Income Loss [Abstract]
Summary of Detailed Information of Operating Income
The Company does not generate any revenue from the sale of its products considering its stage of development.

(amounts in thousands of euros)	12/31/2019	12/31/2020	12/31/2021
Research Tax Credit	3,915	3,430	3,669
Subsidies	294	42	383
Revenues from licenses or other contracts	1,074	246	128
Total	5,283	3,718	4,180

Summary of Operating Expense by Nature	Research and development expenses

For the year ended December 31, 2019 (amounts in thousands of euros)	R&D	Clinical studies	Total
Consumables	668	6,340	7,008
Rental and maintenance	171	1,125	1,296
Services, subcontracting and fees	3,543	21,753	25,296
Personnel expenses	3,056	11,911	14,967
Depreciation and amortization	307	3,229	3,536
Other	50	40	90
Total	7,795	44,398	52,193

For the year ended December 31, 2020 (amounts in thousands of euros)	R&D	Clinical studies	Total
Consumables	54	6,732	6,786
Rental and maintenance	117	1,162	1,279
Services, subcontracting and fees	1,099	28,487	29,586
Personnel expenses	2,268	13,361	15,629
Depreciation and amortization	283	3,951	4,234
Other	25	41	66
Total	3,846	53,734	57,580

For the year ended December 31, 2021 (amounts in thousands of euros)	R&D	Clinical studies	Total
Consumables	151	4,849	5,000
Rental and maintenance	116	1,366	1,482
Services, subcontracting and fees	589	17,480	18,069
Personnel expenses	1,960	13,633	15,593
Depreciation, amortization & provision	353	4,531	4,884
Other	17	55	72
Total	3,186	41,914	45,100
General and administrative expenses

(amounts in thousands of euros)	12/31/2019	12/31/2020	12/31/2021
Consumables	527	224	226
Rental and maintenance	1,117	1,070	1,129
Services, subcontracting and fees	7,964	5,962	6,684
Personnel expenses	6,331	6,573	6,174
Depreciation and amortization	751	686	494
Other	474	455	888
Total	17,164	14,970	15,595

Summary of Personal Expenses	Research and development expenses

For the year ended December 31, 2019 (amounts in thousands of euros)	R&D	Clinical studies	Total
Wages and salaries	2,029	8,893	10,922
Share-based payments (employees and executive management)	223	465	688
Social security expenses	804	2,553	3,357
Total personnel expenses	3,056	11,911	14,967

For the year ended December 31, 2020 (amounts in thousands of euros)	R&D	Clinical studies	Total
Wages and salaries	1,579	9,886	11,465
Share-based payments (employees and executive management)	24	507	531
Social security expenses	665	2,968	3,633
Total personnel expenses	2,268	13,361	15,629

For the year ended December 31, 2021 (amounts in thousands of euros)	R&D	Clinical studies	Total
Wages and salaries	1,318	10,106	11,424
Share-based payments (employees and executive management)	110	570	680
Social security expenses	532	2,957	3,489
Total personnel expenses	1,960	13,633	15,593
General and administrative expenses

(amounts in thousands of euros)	12/31/2019	12/31/2020	12/31/2021
Wages and salaries	4,376	4,393	4,032
Share-based payments (employees and executive management)	522	532	561
Social security expenses	1,433	1,648	1,581
Total personnel expenses	6,331	6,573	6,174

Summary of Subscriptions Plans
Founder subscription warrants (“BSPCE”) plan

Types of securities	BSPCE2012	BSPCE2014
Maturity	May 20, 2020	January 22, 2024
Share subscription warrants (“BSA”) plan

Types of securities	BSA2014	BSA2016	BSA2017	BSA2019	BSA2021
Vesting period	NA	Tranche 1 : 1 year Tranche 2 : 2 years	Tranche 1 : 1 year Tranche 2 : 2 years Tranche 3 : 3 years	2 years	1 year
Maturity	January-2024	Depending of the grant date October-2021 January-2022	Depending of the grant date June-2022 January-2023	October-2022	October 2024
Stock options (“SO”) plan

Types of securities	SO2016	SO2017	SO2018	SO2019	SO2020	SO2021
Vesting period (identical for all plans)	Tranche 1: 2 years Tranche 2: 3 years
Maturity	Depending of the grant date October-2026 January-2027 June-2027 October-2027	Depending of the grant date June-2027 January-2028	Depending of the grant date September-2028 January-2029 April-2029	Depending of the grant date July-2029 October-2029 February-2030	Depending of the grant date July-2030 November-2030 June-2031	Depending of the grant date July-2031 December-2031
Free shares (“AGA”) plan

Types of securities	AGA2017	AGA2018	AGA2019	AGA2020	AGA2021
Vesting period	Tranche 1:1 year Tranche 2: 2 years Tranche 3: 3 years		Tranche 1: 1 year Tranche 2: 2 years Tranche 3: 3 years Tranche 4 : 4 years Tranche 5 : 5 years

Summary of Assumptions Used to Determine Fair Value of Plans Granted
The main assumptions used to determine the fair value of the plans granted in 2019, 2020 and 2021 are:

	Grant in October 2019	Grant in July 2021
Number of warrants	75,000	75,250
Plan	BSA2019	BSA2021
Exercise price	€3.71	€3.82
Price of the underlying share	€3.78	€3.55
Expected dividends	—%	—%
Volatility (1)	33.41%	55.16%
Expected term	2.5 years	2.5 years
Fair value of the plan (in thousands of euros) (2)	59	82
(1)based on the historical volatility observed on the ERYP index on Euronext
(2)BSA were granted at fair value in October 2019. Therefore, no expense was recognized under IFRS 2.
The main assumptions used to determine the fair value of the plans granted in 2019, 2020 and 2021 are:

	Grant in January 2019	Grant in April 2019	Grant in July 2019
Number of options	38,025	76,905	59,123
Plan	SO2018	SO2018	SO2019
Exercise price	€6.38	€7.20	€5.78
Price of the underlying share	€6.38	€7.20	€5.81
Expected dividends	0.00%	0.00%	0.00%
Volatility (1)	41.88%	41.65%	41.00%
Expected term	T1 : 6 years T2 : 6.5 years
Fair value of the plan (in thousands of euros)	97	217	131

	Grant in October 2019	Grant in February 2020	Grant in July 2020
Number of options	347,250	41,950	374,000
Plan	SO2019	SO2019	SO2020
Exercise price	€4.25	€5.87	€6.88
Price of the underlying share	€3.78	€5.51	€6.56
Expected dividends	0.00%	0.00%	0.00%
Volatility (1)	40.69%	41.35%	43.41%
Expected term	T1 : 6 years T2 : 6.5 years
Fair value of the plan (in thousands of euros)	447	84	951

	Grant in November 2020	Grant in June 2021	Grant in July 2021	Grant in December 2021
Number of options	75,000	57,000	377,550	149,000
Plan	SO2020	SO2020	SO2021	SO2021
Exercise price	€6.14	€4.78	€3.71	€2.14
Price of the underlying share	€6.37	€4.37	€3.55	€2.10
Expected dividends	0.00%	0.00%	0.00%	0.00%
Volatility (1)	44.32%	44.30%	44.25%	45.82%
Expected term	T1: 6 years T2 : 6.5 years
Fair value of the plan (in thousands of euros)	199	96	533	131
(1)based on the historical volatility observed on the ERYP index on Euronext

Summary of Assumptions Used Determine Fair Value of Free Shares Plans Granted
The main assumptions used to determine the fair value of the plans granted in 2019, 2020 and 2021 are:

	Grant in January 2019	Grant in April 2019	Grant in October 2019	Grant in February 2020
Number of shares	36,150	94,200	300,941	50,037
Plan	AGA 2018	AGA 2018	AGA 2019	AGA 2019
Price of the underlying share	€6.38	€7.20	€3.78	€5.51
Expected dividends	0.00%	0.00%	0.00%	0.00%
Volatility (1)	38.22%	36.32%	38.76%	38.55%
Repo margin	5.00%	5.00%	5.00%	5.00%
Maturity	3 years	3 years	5 years	5 years
Performance criteria	(2)	(2)	(2)	(2)
ERYP	€6.54	€7.52	€4.25	€5.87
Performance multiple ("PM")	2	2	3	2
Fair value of the plan (in thousands of euros)	102	269	434	133

	Grant in July 2020	Grant in June 2021	Grant in July 2021	Grant in December 2021
Number of shares	250,012	50,831	231,000	93,331
Plan	AGA 2020	AGA 2020	AGA 2021	AGA 2021
Price of the underlying share	€6.56	€4.37	€3.55	€2.10
Expected dividends	0.00%	0.00%	0.00%	0.00%
Volatility (1)	42.23%	44.79%	44.72%	47.56%
Repo margin	5.00%	5.00%	5.00%	5.00%
Maturity	5 years	5 years	5 years	5 years
Performance criteria	(2)	(2)	(2)	(2)
ERYP	€6.88	€4.78	€3.71	€2.14
Performance multiple ("PM")	2.00	2	2	2
Fair value of the plan (in thousands of euros)	877	121	465	133
(1)based on the historical volatility observed on the ERYP index on Euronext
(2)performance criteria: progression of the quoted market share price between the grant date and the tranche acquisition date
•Tri: (ERYPi - ERYP) / (ERYP x (PM – 1)) with ERYPi:
◦average price of the 40-quoted market share price days before the acquisition date for grants until April 2019 ;
◦maximum between the share price at the acquisition date and the average price of the 20-quoted market share price days before the grant date discounted by 5% for grants from October 2019.
•If TRi <=0% no shares granted are acquired
•If Tri>100% all the shares granted are acquired
•If 0%<TRi<100% shares granted are acquired following the TRi percentage
Breakdown of Expenses of Plans per Financial Year
Breakdown of expenses per financial year

Plan name	Amount in P&L in euros thousands as of December 31, 2019	of which employees	of which executive officers and executive committee	of which board members
AGA	688	305	383	—
BSA	125	—	—	125
SO	546	296	249	—
Total	1,359	601	632	125

Plan name	Amount in P&L in euros thousands as of December 31, 2020	of which employees	of which executive officers and executive committee	of which board members
AGA	537	298	239	—
BSA	43	—	—	43
SO	599	189	410	—
Total	1,179	487	649	43

Plan name	Amount in P&L in euros thousands as of December 31, 2021	of which employees	of which executive officers and executive committee	of which board members
AGA	616	306	311
BSA	1			1
SO	706	193	432	82
Total	1,323	499	743	83

Summary of Outstanding Instruments
Summary of outstanding instruments

Number of outstanding warrants (BSA) and founder's warrants (BSPCE) with a ratio of 1 option = 10 shares	Number of BSA and BSPCE	Weighted-average exercise price
Outstanding at December 31, 2018	40,804	€97.34
Exercisable at December 31, 2018	40,804	€97.34
Granted	—	€—
Forfeited	—	€—
Exercised	—	€—
Outstanding at December 31, 2019	40,804	€97.34
Exercisable at December 31, 2019	40,804	€97.34
Granted	—	€—
Forfeited	(19,386)	€73.60
Exercised	(1,608)	€73.60
Outstanding at December 31, 2020	19,810	€122.50
Exercisable at December 31, 2020	19,810	€122.50
Granted
Forfeited
Exercised
Outstanding at December 31, 2021	19,810	€122.50
Exercisable at December 31, 2021	19,810	€122.50

Number of outstanding stock-options and warrants (BSA) with a ratio of 1 option = 1 share	Number of stock-options and BSA	Weighted-average exercise price
Outstanding at December 31, 2018	340,063	€19.87
Exercisable at December 31, 2018	88,999	€19.88
Granted	622,301	€4.98
Forfeited	(65,118)	€9.77
Exercised	—	€—
Outstanding at December 31, 2019	897,246	€10.26
Exercisable at December 31, 2019	173,899	€21.46
Granted	505,950	€6.69
Forfeited	(111,860)	€9.53
Exercised	—	€—
Outstanding at December 31, 2020	1,291,336	€8.91
Exercisable at December 31, 2020	236,525	€21.28
Granted	658,800	€3.46
Forfeited	(45,925)	€5.74
Exercised
Outstanding at December 31, 2021	1,904,211	€7.09
Exercisable at December 31, 2021	636,376	€11.47

Summary of Number of Outstanding Free Shares

Number of oustanding free shares
Outstanding at December 31, 2018	342,020
Granted	431,291
Forfeited	(124,966)
Acquired	—
Outstanding at December 31, 2019	648,345
Granted	300,049
Forfeited	(181,146)
Acquired	(6,743)
Outstanding at December 31, 2020	760,505
Granted	375,162
Forfeited	(144,047)
Acquired	(22,539)
Outstanding at December 31, 2021	969,081

Summary of Depreciation, Amortization and Provisions	Depreciation, amortization and provisions

(amounts in thousands of euros)	12/31/2019	12/31/2020	12/31/2021
Amortization and depreciation of intangible assets	1,053	16	571
Depreciation of property, plant and equipment	1,797	3,457	3,455
Depreciation of the right of use	1,366	1,518	1,351
Total amortization and depreciation	4,216	4,991	5,377
Provision (reversal)	71	(71)	0
Total amortization, depreciation & provisions	4,287	4,920	5,377

Summary of Financial income (loss)

(amounts in thousands of euros)	12/31/2019	12/31/2020	12/31/2021
Income from short term deposits	7	12	13
Change in fair value of derivative liabilities (1)	—	652	1,175
Other financial income	2,940	225	4,234
Financial income	2,947	889	5,422
Amortized cost of convertible notes (1)	—	(1,684)	(1,566)
Financial expenses on lease liability	(343)	(336)	(305)
Interest expense related to borrowings	(148)	(142)	(267)
Other financial expenses	(1,042)	(3,192)	(564)
Financial expenses	(1,533)	(5,354)	(2,702)
Financial income (loss)	1,414	(4,465)	2,720
(1) Refer to note 4.9.1

Summary of Reconciliation of the Effective Tax Rate
Reconciliation of the effective tax rate

(amounts in thousands of euros)	12/31/2019	12/31/2020	12/31/2021
Loss before tax	(62,659)	(73,300)	(53,797)
Tax rate	28%	28%	26.50%
Theoretical tax expense or income	17,544	20,524	14,256
Current year loss not capitalized	(18,143)	(20,803)	(15,766)
Research tax credits	1,096	960	972
Share based compensation expense	(380)	(330)	(351)
Permanent differences	(117)	(350)	900
Other differences	1	(4)	(13)
Effective tax (loss) / income	1	(3)	(2)

Summary of Nature of Deferred Taxes

(amounts in thousands of euros)	12/31/2019	12/31/2020	12/31/2021
Loss carryforward	59,594	76,978	91,775
Tax credit carryforward	—	79	178
Temporary differences	643	484	953
Unrecognized deferred tax assets	(60,236)	(77,541)	(92,906)
Net amount	—	—	—

Summary of Basic Earnings per Share and Diluted Earnings (Loss) per Share

	12/31/2019	12/31/2020	12/31/2021
Net loss (in thousands of euros)	(62,659)	(73,300)	(53,797)
Weighted number of shares for the period (1)	17,937,535	18,386,587	23,692,457
Basic loss per share (€/share)	(3.49)	(3.99)	(2.27)
Diluted loss per share (€/share)	(3.49)	(3.99)	(2.27)

	12/31/2019	12/31/2020	12/31/2021
Number of shares as of January 1 (1)	17,937,535	17,937,535	18,386,587
Number of shares issued during the year (prorata temporis)
Share capital increase	—	—	3,591,634
Conversion of convertible notes ("OCA")	—	437,128	1,705,162
Exercise of warrants	—	10,391	—
Free shares acquired	—	1,533	9,074
Weighted number of shares for the period	17,937,535	18,386,587	23,692,457
(1)after deduction of treasury shares (2,500 shares are held by the Company as treasury shares and recognized as a deduction of shareholders’ equity).